Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations (Tables) [Abstract]
Summarized Results of Discontinued Operations

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Revenues	$16	$17	$210

Income (loss) from discontinued operations before (impairments) and gain on sale, gain on deconsolidation and income taxes	$(8)	$(92)	$236
(Impairments) and gain on sale	(1)	(216)	(135)
Gain on deconsolidation	—	9	—
(Provision) benefit for income taxes	(1)	70	(68)

Income (loss) from discontinued operations	$(10)	$(229)	$33

Income (loss) from discontinued operations:
Attributable to noncontrolling interests	$—	$(70)	$13
Attributable to The Williams Companies, Inc.	$(10)	$(159)	$20